Deferred Taxation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Taxation
23.	DEFERRED TAXATION

The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
Liabilities
– Mining assets	835.7	1,014.1
– Investment in environmental trust funds	3.2	3.4
– Inventories	11.3	12.1
– Unremitted earnings	9.3	9.1
– Other	5.2	12.6

Liabilities	864.7	1,051.3

Assets
– Provisions	(95.8)	(108.4)
– Tax losses[1]	(98.4)	(69.1)
– Unredeemed capital expenditure[1]	(475.9)	(491.9)
– Finance lease liability	(2.0)	—
– Other	(7.2)	—

Assets	(679.3)	(669.4)

Net deferred taxation liabilities	185.4	381.9

Included in the statement of financial position as follows:
Deferred taxation assets	(269.5)	(72.0)
Deferred taxation liabilities	454.9	453.9

Net deferred taxation liabilities	185.4	381.9

Balance at beginning of the year	381.9	409.9
Recognised in profit or loss – continuing operations	(211.6)	(31.5)
Recognised in profit or loss – discontinued operations	—	3.4
Recognised in OCI	(4.0)	—
Translation adjustment	19.1	0.1

Balance at end of the year	185.4	381.9

[1]

Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 9, to the extent that the tax paying entities will have taxable profits in the foreseeable future (per the life-of-mine models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine models.